BUSINESS COMBINATION (Narrative) (Details) - Dynamo Creative SRL $ in Thousands		12 Months Ended
	Sep. 12, 2019 USD ($) installment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Total consideration	$ 5,000
Number of Installments | installment	3
Remaining amounts payable		$ 126	$ 718
Acquisition related costs			213
Revenue of acquiree since acquisition date		273	549
Net losses		$ 2,581	$ 351
Closing Date
Business Acquisition [Line Items]
Total consideration	$ 4,250
To Be Paid Within 45 Days
Business Acquisition [Line Items]
Total consideration	250
To Be Paid Within 15 Months After Closing Date
Business Acquisition [Line Items]
Total consideration	$ 500